Revenue, Other Income and Gains	12 Months Ended
Dec. 31, 2021
Revenue Other Income And Gains [Abstract]
Disclosure of Revenue, other income and gains Explanatory

5. REVENUE, OTHER INCOME AND GAINS

An analysis of revenue is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue from contracts with customer
Sales of goods	—	—	3
License and collaboration revenue
- Licensing of intellectual property	4,905	5,625	4,523
- JSC service	81,463	70,051	52,738
Licensing and royalties	3,424	—	—
	89,792	75,676	57,264

Revenue from sales of goods and licensing of intellectual property is recognized at a point in time. Revenue from licensing of intellectual property represents variable consideration relating to the milestone payments which were constrained in prior years but included in the transaction price when the milestones were highly probable achieved. At inception, the amount allocated to licensing of intellectual property was US$30 million for both U.S. and non-U.S. territories, which was updated to US$45.1 million as at December 31, 2021.

Revenue from JSC service is recognized overtime. Transaction price allocated to JSC service is recognized as revenue on straight-line basis over the service period, which is estimated to be 9 years, starting from the point when the license is transferred and JSC activities are initiated. At inception, the amount allocated to JSC service was US$370 million for both U.S. and non-U.S. territories, which was updated to US$554.9 million as at December 31, 2021.

Licensing and royalties related to an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd. and its affiliates and related subsequent sales-based royalties.

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods:

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
License and collaboration revenue
- JSC service	54,523	46,777	40,324

	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue recognized from performance obligation satisfied in previous periods:
License and collaboration revenue
- Licensing of intellectual property	4,905	5,625	4,523
- JSC service	20,228	15,591	6,334
	25,133	21,216	10,857

Performance obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2021, 2020 and 2019 are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	US$’000	US$’000	US$’000
Amounts expected to be recognized as revenue:
Within 1 year	60,644	55,014	46,294
1 - 2 years	60,644	55,014	46,294
2 - 3 years	60,644	55,014	46,294
3 - 4 years	60,644	55,014	46,294
After 4 years	60,646	110,029	138,883
	303,222	330,085	324,059

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognized as revenue relate to JSC service, of which the performance obligations are to be satisfied over the collaboration period, which is estimated to be 9 years. The amounts disclosed above do not include variable consideration which is constrained.

	2021	2020	2019
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	971	2,930	4,581
Government grants*	1,736	3,072	1,682
Others	35	4	138
	2,742	6,006	6,401
Gains:
Foreign currency exchange gain, net	—	66	250
Fair value gains on financial assets measured at fair value change through profit or loss	—	47	474
Others**	317	—	—
	317	113	724
	3,059	6,119	7,125

*

The amount represents subsidies received from local government authorities to support the Group’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.

**	The amount mainly represents reimbursement of depositary fees that are related to the establishment and maintenance of the American Depository Receipts (ADR) program.